March 17, 2005


United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Harris & Harris Group, Inc. (the "Company")
            File Number 814-176


Dear Sir or Madam:

Filed herewith is the Schedule 14A, including the preliminary proxy statement and proxy card. We plan to mail the proxy materials to shareholders on approximately March 30, 2005. Please contact the undersigned at 212-582-0900, ext. 15 with any comments or questions. After receiving your comments, we will file the definitive materials.


                                        Sincerely,

                                        /s/ Sandra Matrick Forman

                                        Sandra Matrick Forman
                                        General Counsel and Chief
                                        Compliance Officer